Annual Total Returns[BarChart] - Asset Allocation Portfolio - Asset Allocation Portolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.08%)	11.02%	16.67%	5.15%	(0.43%)	7.79%	14.87%	(4.88%)	21.08%	13.43%